Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Property, plant and equipments [Abstract]
Land	$ 23,620	$ 24,695
Buildings	252,969	238,808
Other property, plant and equipment	32,604	28,175
Transport equipment	6,042	2,892
Suppliers and accessories	4,579	4,722
Office equipment	420	513
Network and communication equipment	663	692
Mining assets	23,174	11,501
IT equipment	4,359	4,980
Energy generating assets	5,998	6,117
Construction in progress	375,316	207,830
Machinery, plant and equipment	877,326	923,898
Total	1,607,070	1,454,823		$ 1,429,354
Description of classes of property, plant and equipment [Abstract]
Pumps	32,525	34,145
Conveyor belt	21,911	22,082
Crystallizer	24,102	27,112
Plant equipment	170,263	188,934
Water tanks	14,159	14,876
Filter	27,080	29,300
Facilities or electrical equipment	92,090	96,179
Other machinery, plant and equipment	53,396	58,997
Site Closure	12,056	12,967
Right-of-use assets	8,066		$ 45,115
Piping	96,402	98,498
Pond	41,319	42,903
Well	238,670	250,045
Parts	45,287	47,860
Total	877,326	923,898
Gross carrying amount [member]
Property, plant and equipments [Abstract]
Land	23,620	24,695
Buildings	695,316	648,719
Other property, plant and equipment	257,206	245,731
Transport equipment	16,036	11,668
Suppliers and accessories	25,531	24,456
Office equipment	11,441	11,377
Network and communication equipment	8,009	7,505
Mining assets	161,619	132,309
IT equipment	28,693	29,955
Energy generating assets	38,495	36,930
Construction in progress	375,316	207,830
Machinery, plant and equipment	3,154,435	3,068,862
Total	4,795,717	4,450,037		4,225,199
Description of classes of property, plant and equipment [Abstract]
Total	3,154,435	3,068,862
Accumulated depreciation and amortisation [member]
Property, plant and equipments [Abstract]
Buildings	(442,347)	(409,911)
Other property, plant and equipment	(224,602)	(217,556)
Transport equipment	(9,994)	(8,776)
Suppliers and accessories	(20,952)	(19,734)
Office equipment	(11,021)	(10,864)
Network and communication equipment	(7,346)	(6,813)
Mining assets	(138,445)	(120,808)
IT equipment	(24,334)	(24,975)
Energy generating assets	(32,497)	(30,813)
Machinery, plant and equipment	(2,277,109)	(2,144,964)
Total	(3,188,647)	(2,995,214)		$ (2,795,845)
Description of classes of property, plant and equipment [Abstract]
Total	$ (2,277,109)	$ (2,144,964)